Share-Based Compensation - Recognized share-based compensation expenses (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Recognized share-based compensation expenses
Share-based compensation expense recognized	¥ 9,883,564	$ 1,354,043	¥ 7,078,794	¥ 7,718,365
Costs of revenues
Recognized share-based compensation expenses
Share-based compensation expense recognized	412,721	56,543	132,470	33,788
Sales and marketing expenses
Recognized share-based compensation expenses
Share-based compensation expense recognized	2,216,792	303,699	2,354,097	2,158,676
General and administrative expenses
Recognized share-based compensation expenses
Share-based compensation expense recognized	4,742,816	649,763	2,289,272	3,004,327
Research and development expenses
Recognized share-based compensation expenses
Share-based compensation expense recognized	¥ 2,511,235	$ 344,038	¥ 2,302,955	¥ 2,521,574